Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
2/29/24 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Incorporated
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.30% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (94.2%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/32	A+/F	$1,000,000	$1,072,777
5.00%, 10/1/31	A+/F	1,500,000	1,609,549

			2,682,326
American Samoa (0.4%)
American Samoa Econ. Dev. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/38	Ba3	1,000,000	1,007,989

			1,007,989
California (1.8%)
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	2,650,000	2,433,419
Los Angeles, Dept. of Arpt. Rev. Bonds, 4.00%, 5/15/48	Aa3	2,265,000	2,168,358

			4,601,777
Guam (3.0%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	855,000	886,843
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	3,000,000	2,891,669
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	825,000	852,569
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,500,000	1,547,724
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/35	A	400,000	422,389
5.00%, 7/1/34	A	200,000	211,379
5.00%, 7/1/30	A	465,000	491,367
5.00%, 7/1/29	A	400,000	422,787

			7,726,727
Indiana (1.3%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A2	3,300,000	3,370,930

			3,370,930
Louisiana (0.4%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 5.00%, 7/1/33	AA-/F	1,000,000	1,072,176

			1,072,176
Massachusetts (81.1%)
Brockton, G.O. Bonds
5.00%, 8/1/40	AA+	1,755,000	1,955,864
5.00%, 8/1/39	AA+	3,245,000	3,635,911
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/54	BB-/P	1,620,000	1,532,993
MA Bay Trans. Auth. Rev. Bonds, Ser. A-2, 5.00%, 7/1/52	AAA	3,365,000	3,653,160
MA Bay Trans. Auth. Sales Tax Rev. Bonds
5.00%, 7/1/45	AA+	2,000,000	2,106,568
Ser. A-2, 5.00%, 7/1/44	AA+	2,400,000	2,502,240
Ser. A-2, 5.00%, 7/1/43	AA+	4,960,000	5,177,730
MA Dev. Fin. Agcy. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	1,335,000	1,262,349
MA State G.O. Bonds
Ser. C, 5.25%, 10/1/52	Aa1	2,500,000	2,772,713
(Cons. Loan of 2023), Ser. A, 5.00%, 5/1/53	Aa1	4,820,000	5,234,426
Ser. C, 5.00%, 10/1/52	Aa1	2,000,000	2,165,021
Ser. D, 5.00%, 9/1/49	Aa1	2,000,000	2,149,968
Ser. A, 5.00%, 1/1/49	Aa1	3,000,000	3,151,960
Ser. E, 5.00%, 11/1/48	Aa1	2,015,000	2,194,268
MA State Clean Wtr. Trust Rev. Bonds, Ser. 25B
5.00%, 2/1/43	Aaa	1,450,000	1,648,937
5.00%, 2/1/41	Aaa	400,000	459,218
MA State College Bldg. Auth. Rev. Bonds, Ser. A
4.00%, 5/1/52	Aa2	500,000	482,402
4.00%, 5/1/47	Aa2	250,000	247,171
MA State Dept. Trans. Metro. Hwy. Syst. Rev. Bonds, Ser. A
5.00%, 1/1/37	A+	1,000,000	1,082,880
5.00%, 1/1/35	A+	4,000,000	4,385,931
MA State Dept. Trans. Metro. Hwy. Syst. VRDN, Ser. A-1, 3.28%, 1/1/37	VMIG 1	2,600,000	2,600,000
MA State Dev. Fin. Agcy. Rev. Bonds
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	6,236,917
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	B	500,000	499,957
(Boston Med. Ctr. Corp.), Ser. G, 5.25%, 7/1/48	Baa2	2,205,000	2,398,911
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	AA	1,100,000	1,204,490
(Mass General Brigham, Inc.), Ser. D, 5.00%, 7/1/54	Aa3	1,000,000	1,070,050
(Wheaton College), Ser. I, 5.00%, 1/1/53	Baa2	3,000,000	3,023,061
(Merrimack College), 5.00%, 7/1/52	BBB-	1,000,000	1,002,621
(Orchard Cove, Inc.), 5.00%, 10/1/49	BBB/F	700,000	700,256
(Boston U.), Ser. FF, 5.00%, 10/1/48	Aa3	3,075,000	3,383,128
(Northeastern U.), 5.00%, 10/1/44	A1	2,000,000	2,238,559
(Wellforce Oblig. Group), Ser. A, 5.00%, 7/1/44	BBB-	500,000	495,757
(Simmons U.), Ser. N, 5.00%, 10/1/43	Baa2	1,750,000	1,782,458
(Carleton-Willard Homes, Inc.), 5.00%, 12/1/42	A-	525,000	532,221
(Franklin W. Olin College of Engineering), Ser. F, 5.00%, 11/1/42	A2	950,000	1,049,917
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,052,615
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,020,591
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,285,029
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,600,587
(Orchard Cove, Inc.), 5.00%, 10/1/39	BBB/F	250,000	255,315
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa3	500,000	510,522
(Beth Israel Lahey Hlth.), Ser. I, 5.00%, 7/1/38	A	500,000	512,409
(Suffolk U.), 5.00%, 7/1/38	Baa2	340,000	350,097
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,022,179
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	667,920
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,132,423
(MCPHS U.), Ser. H, 5.00%, 7/1/37	Aa2	450,000	459,794
(Suffolk U.), 5.00%, 7/1/37	Baa2	605,000	625,975
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,055,975
(Fisher College), 5.00%, 4/1/37	BBB+	835,000	856,344
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,150,957
(Brandeis U.), Ser. S-1, 5.00%, 10/1/36	A1	765,000	841,862
(Caregroup), Ser. I, 5.00%, 7/1/36	A	935,000	965,432
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	617,333
(Suffolk U.), 5.00%, 7/1/36	Baa2	450,000	468,942
Ser. O, 5.00%, 12/1/35	A1	385,000	421,255
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/35	A	500,000	542,020
(Suffolk U.), 5.00%, 7/1/35	Baa2	470,000	493,006
Ser. O, 5.00%, 12/1/34	A1	425,000	466,517
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A	1,000,000	1,004,274
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/34	A	1,000,000	1,086,204
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	699,242
(Suffolk U.), 5.00%, 7/1/34	Baa2	550,000	579,148
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/34	AA-	1,000,000	1,080,832
Ser. O, 5.00%, 12/1/33	A1	150,000	164,831
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/33	A	665,000	723,534
(Suffolk U.), 5.00%, 7/1/33	Baa2	800,000	844,327
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/33	AA-	900,000	972,914
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	754,429
(CareGroup Oblig. Group), Ser. J2, 5.00%, 7/1/32	A	2,765,000	2,969,096
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	Baa2	1,600,000	1,645,874
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/32	AA-	660,000	715,980
Ser. O, 5.00%, 12/1/31	A1	250,000	276,192
(Salem Cmnty. Corp.), 5.00%, 1/1/31	BB+/P	490,000	476,176
(Lesley U.), 5.00%, 7/1/30	BBB	1,000,000	1,031,988
(Salem Cmnty. Corp.), 5.00%, 1/1/30	BB+/P	465,000	453,509
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	752,536
(Franklin W. Olin College of Engineering), Ser. F, 4.125%, 11/1/43	A2	1,250,000	1,252,086
(Springfield College), Ser. A, 4.00%, 6/1/56	BBB	2,000,000	1,635,939
(Suffolk U.), 4.00%, 7/1/51	Baa2	3,070,000	2,615,287
(Loomis Oblig. Group), Ser. 21, 4.00%, 1/1/51	BBB	100,000	85,707
(Lasell U.), 4.00%, 7/1/50	BB	1,500,000	1,212,069
(Merrimack College), Ser. B, 4.00%, 7/1/50	BBB-	1,825,000	1,579,338
(Southcoast Hlth. Syst. Oblig. Group), Ser. G, 4.00%, 7/1/46	Baa1	850,000	796,205
(Wellforce Obligated Group), Ser. C, AGM, 4.00%, 10/1/45	AA	4,705,000	4,571,396
(Suffolk U.), Ser. A, 4.00%, 7/1/45	Baa2	1,700,000	1,514,281
(Worcester Polytechnic Inst.), 4.00%, 9/1/44	A2	3,250,000	3,195,813
(Carleton-Willard Homes, Inc.), 4.00%, 12/1/42	A-	485,000	438,397
(Merrimack College), Ser. B, 4.00%, 7/1/42	BBB-	450,000	414,608
(Lasell U.), 4.00%, 7/1/40	BB	2,160,000	1,900,935
(Bentley U.), Ser. A, 4.00%, 7/1/39	A2	1,400,000	1,419,932
(Bentley U.), Ser. A, 4.00%, 7/1/38	A2	700,000	712,391
(Bentley U.), Ser. A, 4.00%, 7/1/37	A2	1,000,000	1,023,508
(Partners Healthcare Syst., Inc.), Ser. S-1, 4.00%, 7/1/36	Aa3	2,500,000	2,531,997
(Loomis Oblig. Group), Ser. 21, 4.00%, 1/1/36	BBB	385,000	379,274
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,718,233
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,774,751
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 3.65%, 10/1/42	VMIG 1	500,000	500,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), 5.00%, 7/15/46	B	1,000,000	960,930
(Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	A/F	2,100,000	2,177,285
(NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,016,967
(Loomis Oblig. Group), 4.00%, 1/1/51	BBB	520,000	445,677
(Loomis Oblig. Group), 4.00%, 1/1/36	BBB	395,000	389,126
(Loomis Oblig. Group), 4.00%, 1/1/31	BBB	1,000,000	1,003,052
(Loomis Oblig. Group), 4.00%, 1/1/26	BBB	480,000	479,727
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	2,776,563
MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Total Home Care, Inc.), 3.65%, 7/1/39	A-1+	1,000,000	1,000,000
(MA Inst. of Tech.), 3.05%, 7/1/31	VMIG 1	1,500,000	1,500,000
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 5.10%, 12/1/30	AA+	720,000	720,622
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	160,000	158,929
Ser. C-1, 3.30%, 12/1/59	AA+	7,625,000	5,601,778
Ser. A, 3.25%, 12/1/27	AA+	1,870,000	1,868,283
Ser. C-1, 3.10%, 12/1/44	AA+	2,500,000	2,013,681
MA State Muni. Wholesale Elec. Co. Rev. Bonds
5.00%, 7/1/44	AA-/F	1,650,000	1,804,374
5.00%, 7/1/41	AA-/F	490,000	542,638
5.00%, 7/1/40	AA-/F	470,000	522,428
5.00%, 7/1/39	AA-/F	450,000	502,801
5.00%, 7/1/38	AA-/F	425,000	478,439
MA State Port Auth. Rev. Bonds
Ser. D, 5.00%, 7/1/51	Aa2	2,000,000	2,156,139
Ser. A, 5.00%, 7/1/42	Aa2	1,275,000	1,306,610
Ser. A, 5.00%, 7/1/40	Aa2	2,500,000	2,634,784
(Green Bonds), Ser. A, 5.00%, 7/1/31	Aa2	1,000,000	1,117,363
(Green Bonds), Ser. A, 5.00%, 7/1/30	Aa2	1,200,000	1,325,481
MA State Port Auth. Special Fac. Rev. Bonds, (Bosfuel Corp.), Ser. A
5.00%, 7/1/28	A1	210,000	224,378
5.00%, 7/1/26	A1	115,000	119,048
4.00%, 7/1/44	A1	3,500,000	3,369,160
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A
5.00%, 2/15/44	AA	1,035,000	1,106,069
5.00%, 11/15/42	AA+	2,000,000	2,039,257
MA State Tpk. Auth. Rev. Bonds, Ser. A, NATL
zero %, 1/1/29	A+	1,000,000	854,235
zero %, 1/1/28	A+	1,320,000	1,164,740
MA State Trans. Fund Rev. Bonds
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/50	AAA	3,900,000	4,197,002
(Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48	AAA	2,095,000	2,194,632
(Rail Enhancement & Accelerated Bridge Program), Ser. A, 5.00%, 6/1/38	AAA	3,000,000	3,117,045
MA State Wtr. Resources Auth. Rev. Bonds, (Green Bonds), Ser. B, 5.25%, 8/1/48	Aa1	1,215,000	1,373,272
North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	3,756,613
Quincy, G.O. Bonds, Ser. C
4.00%, 9/15/42	AA	275,000	280,955
4.00%, 9/15/41	AA	300,000	308,385
4.00%, 9/15/40	AA	325,000	338,138
U. of MA Bldg. Auth. Rev. Bonds, Ser. 1
5.00%, 11/1/52	Aa2	635,000	680,897
5.00%, 11/1/41	Aa2	2,365,000	2,663,066

			206,188,914
Ohio (1.4%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/39	A	875,000	840,698
4.00%, 7/1/36	A	435,000	439,693
4.00%, 7/1/35	A	425,000	432,944
4.00%, 7/1/32	A	375,000	387,895
4.00%, 7/1/29	A	770,000	784,184
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	753,494

			3,638,908
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	750,000	716,310

			716,310
Texas (2.5%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds, (TECO)
4.00%, 11/15/34	AA	700,000	710,123
4.00%, 11/15/32	AA	1,100,000	1,119,707
Sherman, Indpt. School Dist. G.O. Bonds, Ser. B, PSFG, 5.00%, 2/15/53	Aaa	2,000,000	2,167,278
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 5.00%, 10/15/57	AAA	2,150,000	2,325,648

			6,322,756
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	640,000	680,186

			680,186
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	1,300,000	1,381,147

			1,381,147

Total municipal bonds and notes (cost $244,669,534)			$239,390,146

SHORT-TERM INVESTMENTS (5.0%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	12,612,714	$12,612,714

Total short-term investments (cost $12,612,714)		$12,612,714
TOTAL INVESTMENTS

Total investments (cost $257,282,248)		$252,002,860

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $254,114,997.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$428,538	$55,771,117	$43,586,941	$106,006	$12,612,714

	Total Short-term investments	$428,538	$55,771,117	$43,586,941	$106,006	$12,612,714
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.30%, 5.44%, 5.60%, 5.32%, 5.33% and 5.27%, respectively, as of the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	22.4%
	Health care	18.5
	Transportation	11.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$239,390,146	$—
Short-term investments	—	12,612,714	—

Totals by level	$—	$252,002,860	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com